                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 S. Figueroa St.
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kashif Sheikh
         -------------------------------
Title:    CFO
         -------------------------------
Phone:    (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh
-------------------------------    -----------------   -------------
Kashif Sheikh                      [City, State]       [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                    OAKMONT CORP.
                      FORM 13F
                    OAKMONT CORP.
                    MARCH 31, 2000



                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
       COMMON STOCK
             ADVANCED MICRO            007903107         5,000               285,312.50
             DEVICES
             ALLERGAN, INC.            018490102       106,000             5.300,000.00
             APEX MORTGAGE             030564101        51,666               452,077.50
             CAPITAL
             BARRETT                                    65,500             1,952,718.75
             RESOURCES
             BERINGER WINE             084102102        52,500             1,883,437.50
             ESTATES HLDGS
             BOMBARDIER INC.           097751200        80,700             2,030,412.00
             BROOKS                                      5,000               312,500.00
             AUTOMATION INC.
             COSTCO                    22160Q102       499,000            26,228,687.50
             CSG SYSTEMS               126349109       111,224             5,429,121.50
             INTERNATIONAL
             DELPHI FINANCIAL          247131105       480,957            14,609,077.19
             GROUP, INC.
             EDISON SCHOOLS                            740,000            14,522,500.00
             ENRN OIL & GAS CO.                         13,300               281,793.75
             ENRON                     293561106       948,470            71,016,691.25
             EXODUS                                    196,500            27,608,250.00
             COMMUNICATIONS,
             INC.
             FLEXTRONICS               Y2573F102        93,000             6,550,687.50
             FREEPORT                  35671D105         7,752                86,241.00
             MCMORAN COPPER
             & GOLD CLASSA
             FREEPORT                  35671D857        82,463               994,709.94
             MCMORAN COPPER
             & GOLD CLASSB
             HOME DEPOT INC.           437076102       216,900            13,990,050.00
             12 TECHNOLOGIES           465754109       101,200            12,359,050.00
             INVESTORS                                 967,499            56,961,503.62
             FINANCIAL
             SERVICES
             KLA- TENCOR CORP                          204,600            17,237,550.00
             MCMORAN                   582411104        12,895               244,207.58
             EXPLORATION CO.
             METROMEDIA FIBER          591689104       293,275            28,374,356.25
             NETWORK INC.
             MORGAN  STANLEY           617446448       159,000            13,177,125.00
             DEAN WITTER


               OAKMONT CORP.
                 FORM 13F
               OAKMONT CORP.
               MARCH 31, 2000


                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
             PROBUSINESS               742674104       577,367            14,903,285.69
             SERVICES
             SEI INVESTMENTS           784117103        32,213             3,654,162.19
             CO.
             SIEBEL SYSTEMS            826170102        80,200             9,578,887.50
             INC.
             STRATUS                   863167102       555,510             2,360,917.50
             PROPERTIES
             SUPERGEN INC.                               8,000               384,000.00
             SYCAMORE                                    1,800               232,200.00
             NETWORKS
             SYNTROLEUM                                268,200             6,269,175.00
             CORPORATION
             TIFFANY                   886547108        95,600             7,994,550.00
                                                                        ---------------
                                                                         367,265,238.20

 LIMITED PARTNERSHIP DISTRIBUTIONS
             U.S. INTERACTIVE                            7,244               258,973.00
             INC.
             VIANT                                      14,206               475,901.00
             CORPORATION                                                ---------------
                                                                             734.874.00

 (ADR's) AMERICAN DEPOSITORY RECEIPT
             KOREA TELECOM                             400,100            17,529,381.25
             CORP SP-ADR

 CONVERTIBLE PREFERRED
             TRANS WORLD AIR           893349753       110,000             1,553,750.00
             SERIES 144A

 CONVERTIBLE BONDS
             ASIA PULP & PAPER         00202paa8       185,000            14,522,500.00
             COMPANY
             CONVERTIBLE BOND
             3.5% 4/30/03
             3.500% Due 04-30-03


               OAKMONT CORP.
                 FORM 13F
               OAKMONT CORP.
               MARCH 31, 2000


                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
 CANADIAN COMMON STOCK
             Canadian Hunter Expl      136046109        65,000             1,166,269.00
             PARAMOUNT                                  25,200               227,815.81
             RESOURCES LTD                                              ---------------
                                                                           1,394,084.81
 MEXICAN COMMON STOCK
             CORPORACION GEO                           802,200             2,111,052.63
             S.A.-SER B
             JUGOS DEL VALLE                         1,074,265               484,133.26
             S.A.-SER B                                                 ---------------
                                                                           2,595,185.89

 TOTAL PORTFOLIO                                                         405,595,014.16
